OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income [Abstract]
Schedule of other operating income

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Gain on disposal of IPP solar parks (Note a)	—	8,491	47,759
Gain on sale of permits and rights (Note b)	—	18,220	—
Gain(Loss) on disposal of subsidiaries (Note 35)	1,875	(1,288)	(47,372)
Others	193	207	402
	2,068	25,630	789

(a)	In the first half year of 2019, the Company disposed 13 IPP solar parks to a third party with a total price of US$90.0 million (JPY 9.8 billion) and a profit of US$47.8 million (JPY5.0 billion).
(b)

On March 30, 2018, the Company cooperated with Renova, a listing company in Japan, and NEC Capital, and invested to a 40.8 MW project in Japan, And the Company invested JPY529 million (US$4.8 million) for 45% distribution of profit or loss. The Company sells the permit to the joined company with the price of US$23million (JPY2.6 billion), and a profit of US$18.2 million (JPY2 billion).